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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
___________________________________________________________________________
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
___________________________________________________________________________
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
___________________________________________________________________________
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/04

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

       Fund shares are neither insured nor guaranteed by the U.S. government.

       Effective July 6, 2004, the Fund's name changed from Van Kampen Limited Maturity Government Fund to Van Kampen Limited Duration Fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

                               A SHARES                B SHARES               C SHARES
                            since 06/16/86          since 11/05/91         since 05/10/93
--------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                  W/MAX
                                       2.25%                   2.00%                  0.75%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES    SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception            5.28%       5.15%       3.96%       3.96%       3.79%       3.79%

10-year                    4.79        4.55        4.32        4.32        4.17        4.17

5-year                     4.38        3.92        3.89        3.89        3.91        3.91

1-year                     0.37       -1.91       -0.04       -1.99       -0.12       -0.85

6-month                   -0.16       -2.37       -0.40       -2.37       -0.40       -1.14
--------------------------------------------------------------------------------------------

30-Day SEC Yield                1.59%                   1.10%                   1.11%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, and 1.00 percent for Class B shares and 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers 1- to 2-Year U.S. Government Index is a broad-based statistical composite of U.S. Government bonds. Merrill Lynch 1- to 3-Year U.S. Treasury Index is generally representative of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for Merrill Lynch index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Limited Duration Fund is managed by the Adviser's Taxable Fixed-Income team. Current team members include W. David Armstrong, Managing Director of the Adviser; Jaidip Singh, Executive Director of the Adviser; and Menglin Luo, Vice President of the Adviser.(2)

MARKET CONDITIONS

Concerns about rising interest rates dominated the bond market during the reporting period. When the year began, bond prices reflected a general belief that the Federal Reserve Bank's Federal Open Market Committee (the Fed) would soon raise the target federal funds rate from its 46-year low of 1 percent. Shortly thereafter, however, it became apparent that the Fed would wait on further proof of a strengthening economy before acting on interest rates. The lack of expected Fed activity led to a reversal in market consensus, which drove bond prices up and yields down.

Early in the second quarter, however, the market reversed course. Unexpectedly high job-growth data, a healthy 3.9 percent increase in first-quarter Gross Domestic Product growth, and strong consumer spending all seemed to point to a solid economic recovery and an increase in interest rates. The expectation of rising rates, coupled with climbing oil prices and growing tensions in Iraq, hit the credit markets hard, driving bond prices back down again. By June, market volatility had subsided somewhat as investors awaited the results of that month's Fed meeting. At that meeting on June 30, the Fed finally announced it was raising the federal funds rate by 25 basis points to 1.25 percent--the first rate increase since 2000. By this time, though, the market had already factored in the rate hike and bond yields remained largely unchanged.

(2)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

For the six months ended June 30, 2004, the fund slightly underperformed its benchmark indexes, the Lehman Brothers One-to-Two Year U.S. Government Index and the Merrill Lynch One-to-Three Year U.S. Treasury Index. (See table below).

The fund retained a mix of very high-quality securities in the shorter-maturity sector of the yield curve. With interest rates so low, it was difficult to squeeze incremental yield out of these holdings during the period. In addition, the fund's lower duration (a measure of interest-rate sensitivity) modestly held back returns. We kept the duration below that of the benchmarks in an effort to mitigate interest-rate risk. While this strategy was beneficial when interest rates were rising, we may have had to give up some potential yield as we moved shorter on the curve.

On a positive note, the fund's high-coupon bias in its mortgage-backed securities holdings helped boost returns. Most of the fund's holdings in this sector were fixed-rate mortgages paying between 6.5 and 7.5 percent, which was beneficial given the outperformance of high-coupon issues versus discount paper during the period. The fund's underweighting versus the benchmark indexes in Treasury securities also added to performance.

Diversification remained a key focus during the period; the fund's holdings were spread across the spectrum of short-duration securities. U.S. Treasury and government agency securities remained the fund's largest percentage of holdings, followed by mortgage-backed debt securities. The third-largest sector consisted of high-quality, asset-backed securities issued by names such as Citigroup, Bank of America, Wachovia, Goldman Sachs and General Electric. Also aiding performance was the fund's 23 percent stake in cash-equivalent securities--debt with durations of one year or less--which provided the fund with greater flexibility to take advantage of opportunities to capture value, especially when interest rates were rising.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

-------------------------------------------------------------------------------------
                                       LEHMAN BROTHERS         MERRILL LYNCH
                                       ONE-TO-TWO YEAR       ONE-TO-THREE YEAR
      CLASS A   CLASS B   CLASS C   U.S. GOVERNMENT INDEX   U.S. TREASURY INDEX

      -0.16%    -0.40%    -0.40%            0.02%                 -0.08%
-------------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

In the coming months, we expect continued economic growth and relatively tame inflation, barring any unforeseen events such as an increase in geopolitical tensions or terrorism. We anticipate that the Fed will take a measured approach to increasing interest rates, at least through the November presidential election, after which we may see more aggressive rate hikes if conditions, such as inflation, warrant. We will continue to maintain a diversified portfolio of securities and a disciplined investment approach as we actively monitor the market for attractive investment opportunities.

TOP 5 SECTORS AS OF 6/30/04
Treasury Notes/Bonds          37.6%
FHLMC                         24.5
FNMA                          19.8
Asset-Backed Securities       10.7
Corporate Bonds                6.1

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                             COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
           CORPORATE BONDS  6.1%
$   855    Allstate Financial Global Funding,
           144A-Private Placement (a).............   2.625%        10/22/06         $    844,758
    620    Bank of America Corp. .................   4.750         10/15/06              640,311
    400    Bank of America Corp. .................   3.875         01/15/08              399,680
    795    Bank of America Corp. .................   3.375         02/17/09              764,365
    290    Bank of New York Co., Inc. ............   5.200         07/01/07              302,980
    600    Bank One NA Illinois...................   1.270         05/05/06              600,806
    525    Citicorp...............................   6.750         08/15/05              549,400
    600    Citicorp...............................   6.375         11/15/08              647,530
    120    Citigroup Global Markets Holdings, Inc.
           (Floating Rate)  ......................   1.579         12/12/06              120,029
    860    Citigroup, Inc. .......................   5.750         05/10/06              901,375
    630    Citigroup, Inc. .......................   5.500         08/09/06              658,450
  1,995    General Electric Capital Corp. ........   5.375         03/15/07            2,094,094
  1,160    Goldman Sachs Group, Inc. .............   4.125         01/15/08            1,164,460
    555    ING Security Life Institutional
           Funding, 144A-Private Placement (a)....   2.700         02/15/07              546,312
    875    International Lease Finance Corp. .....   3.750         08/01/07              871,874
    775    John Hancock Global Funding II,
           144A-Private Placement (a).............   5.625         06/27/06              811,423
    630    John Hancock Global Funding II,
           144A-Private Placement (a).............   7.900         07/02/10              730,728
  1,200    Marsh & McLennan Cos., Inc. ...........   5.375         03/15/07            1,257,978
    420    Southwest Airlines Co. ................   5.496         11/01/06              435,551
  1,070    TIAA Global Markets, Inc., 144A-Private
           Placement (a)..........................   5.000         03/01/07            1,111,514
    420    U.S. Bancorp...........................   5.100         07/15/07              438,099
    540    U.S. Bank NA...........................   2.850         11/15/06              539,478
    910    Wachovia Corp. ........................   4.950         11/01/06              943,143
    475    Wisconsin Electric Power Co. ..........   4.500         05/15/13              453,492
  1,225    World Financial Prop., 144A-Private
           Placement (a)..........................   6.910         09/01/13            1,333,066
    384    World Financial Prop., 144A-Private
           Placement (a)..........................   6.950         09/01/13              418,443
                                                                                    ------------
           TOTAL CORPORATE BONDS.................................................     19,579,339
                                                                                    ------------

           ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES  0.1%
    358    Federal National Mortgage
           Association............................   3.077         09/01/19              362,762
                                                                                    ------------

           ASSET BACKED SECURITIES  10.8%
  2,400    American Express Credit Account Master
           Trust..................................   1.690         01/15/09            2,338,920
  2,600    Bank One Issuance Trust................   3.860         06/11/11            2,577,600
  1,800    Capital Auto Receivables Asset Trust...   3.580         10/16/06            1,822,031

See Notes to Financial Statements                                              7

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                             COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES (CONTINUED)
$ 1,500    Chase Manhattan Auto Owner Trust.......   2.830%        09/15/10         $  1,464,499
  2,900    Chase Manhattan Auto Owner Trust.......   2.940         06/15/10            2,856,400
  2,100    Daimler Chrysler Auto Trust............   3.090         01/08/08            2,103,180
  2,400    Fleet Credit Card Master Trust II......   2.750         04/15/08            2,405,443
  1,625    Harley-Davidson Motorcycle Trust.......   3.090         06/15/10            1,636,680
  1,625    Honda Auto Receivables Owner Trust.....   2.700         04/15/08            1,617,747
  3,000    Honda Auto Receivables Owner Trust.....   2.770         11/21/08            2,966,230
  1,000    Hyundai Auto Receivables Trust.........   2.330         11/15/07              992,216
  2,500    MBNA Credit Card Master Trust..........   2.700         04/16/07            2,447,130
    600    Nordstrom Private Label Credit Card
           Master Trust, 144A-Private Placement
           (a)....................................   4.820         04/15/10              619,669
  2,200    TXU Electric Delivery Transition Bond
           Co., LLC...............................   3.520         11/15/11            2,194,930
  3,200    Whole Auto Loan Trust..................   2.580         03/15/10            3,142,120
  3,350    William Street Funding Corp.,
           144A-Private Placement (Floating Rate)
           (a)....................................   1.469         04/23/06            3,355,379
                                                                                    ------------
           TOTAL ASSET BACKED SECURITIES  10.8%..................................     34,540,174
                                                                                    ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  1.2%
  2,314    Federal Home Loan Mortgage Corp. ......   5.500         02/15/12            2,366,672
    804    Government National Mortgage
           Association (Floating Rate) (REMIC)....   1.652         09/16/19              807,994
    500    Wells Fargo Mortgage Backed Securities
           Trust..................................   3.399         07/25/34              498,470
                                                                                    ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.............................      3,673,136
                                                                                    ------------

           MORTGAGE BACKED SECURITIES  21.5%
  1,248    Federal Home Loan Mortgage Corp. ......   3.500         11/15/32            1,253,367
  1,005    Federal Home Loan Mortgage Corp. ......   6.500   12/01/27 to 01/01/33      1,050,104
  1,734    Federal Home Loan Mortgage Corp. ......   7.500   10/01/29 to 09/01/32      1,868,379
     96    Federal Home Loan Mortgage Corp. ......   9.250         12/01/15               99,114
    700    Federal National Mortgage
           Association............................   3.800         06/01/34              697,266
 22,357    Federal National Mortgage
           Association............................   6.500   11/01/23 to 01/01/34     23,309,796
 15,423    Federal National Mortgage
           Association............................   7.000   03/01/26 to 04/01/34     16,309,741
 10,673    Federal National Mortgage
           Association............................   7.500   12/01/28 to 09/01/32     11,436,868
    123    Federal National Mortgage Association
           (FHA/VA)...............................   8.500   05/01/21 to 04/01/25        135,849
     73    Federal National Mortgage
           Association............................   9.500   03/01/16 to 04/01/20         81,510
     69    Federal National Mortgage
           Association............................  10.000         05/01/21               77,027
  1,300    Federal National Mortgage Association,
           July...................................   4.885           TBA               1,293,500
 10,000    Federal National Mortgage Association,
           July...................................   7.000           TBA              10,546,880

 8                                             See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                             COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$   104    Government National Mortgage
           Association............................   7.500%  06/15/28 to 08/15/28   $    112,301
     23    Government National Mortgage
           Association............................   9.500   07/15/16 to 06/15/18         25,847
    122    Government National Mortgage
           Association............................  10.000   03/15/16 to 04/15/19        136,399
     15    Government National Mortgage
           Association............................  10.500         02/15/18               17,506
    101    Government National Mortgage
           Association............................  11.000         11/15/18              115,362
                                                                                    ------------
           TOTAL MORTGAGE BACKED SECURITIES  21.5%...............................     68,566,816
                                                                                    ------------

           UNITED STATES GOVERNMENT AGENCY
           OBLIGATIONS  23.4%
 43,080    Federal Home Loan Mortgage Corp. ......   2.750         08/15/06           42,804,762
  1,150    Federal Home Loan Mortgage Corp. (b)...   3.642         07/01/34            1,137,422
 31,425    Freddie Mac............................   2.875         05/15/07           30,970,343
                                                                                    ------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.....................     74,912,527
                                                                                    ------------

           UNITED STATES TREASURY
           OBLIGATIONS  38.0%
 42,000    United States Treasury Notes...........   1.500         07/31/05           41,732,586
 14,800    United States Treasury Notes...........   3.500         11/15/06           14,995,996
 36,900    United States Treasury Notes...........   5.625         02/15/06           38,755,111
 10,000    United States Treasury Notes...........   5.750         11/15/05           10,458,990
 15,000    United States Treasury Notes...........   6.750         05/15/05           15,612,315
                                                                                    ------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS..............................    121,554,998
                                                                                    ------------

TOTAL LONG-TERM INVESTMENTS  101.1%
  (Cost $324,199,117)............................................................    323,189,752
                                                                                    ------------

SHORT-TERM INVESTMENTS  2.2%
UNITED STATES GOVERNMENT OBLIGATIONS  0.3%
United States Treasury Bill ($500,000 par, yielding 1.163%, 07/15/04 maturity)
(c)..............................................................................        499,774
United States Treasury Bill ($550,000 par, yielding 1.285%, 09/23/04 maturity)
(c)..............................................................................        548,356
                                                                                    ------------
                                                                                       1,048,130
                                                                                    ------------

REPURCHASE AGREEMENT  1.9%
State Street Bank & Trust Co. ($5,956,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 06/30/04, to
be sold on 07/01/04 at $5,956,223)...............................................      5,956,000
                                                                                    ------------

See Notes to Financial Statements                                              9

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                            VALUE
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS  2.2%
  (Cost $7,004,559)..............................................................   $  7,004,130
                                                                                    ------------

TOTAL INVESTMENTS  103.3%
  (Cost $331,203,676)............................................................    330,193,882

LIABILITIES IN EXCESS OF OTHER ASSETS  (3.3%)....................................    (10,666,055)
                                                                                    ------------

NET ASSETS  100.0%...............................................................   $319,527,827
                                                                                    ============

    Percentages are calculated as a percentage of net assets.

    The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

TBA-- To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

 10                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $331,203,676).......................  $330,193,882
Cash........................................................     1,257,857
Receivables:
  Interest..................................................     2,583,921
  Fund Shares Sold..........................................       697,747
Other.......................................................       131,690
                                                              ------------
    Total Assets............................................   334,865,097
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    12,920,307
  Fund Shares Repurchased...................................     1,427,789
  Distributor and Affiliates................................       237,874
  Variation Margin on Futures...............................       191,906
  Income Distributions......................................       150,110
  Investment Advisory Fee...................................       106,813
Trustees' Deferred Compensation and Retirement Plans........       169,163
Accrued Expenses............................................       133,308
                                                              ------------
    Total Liabilities.......................................    15,337,270
                                                              ------------
NET ASSETS..................................................  $319,527,827
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $336,106,762
Accumulated Undistributed Net Investment Income.............    (3,473,579)
Net Unrealized Depreciation.................................    (1,432,019)
Accumulated Net Realized Loss...............................   (11,673,337)
                                                              ------------
NET ASSETS..................................................  $319,527,827
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $156,486,197 and 13,351,523 shares of
    beneficial interest issued and outstanding).............  $      11.72
    Maximum sales charge (2.25%* of offering price).........           .27
                                                              ------------
    Maximum offering price to public........................  $      11.99
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $99,470,489 and 8,411,699 shares of
    beneficial interest issued and outstanding).............  $      11.83
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $63,571,141 and 5,401,215 shares of
    beneficial interest issued and outstanding).............  $      11.77
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 4,179,593
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $126,675, $353,820 and $237,876,
  respectively).............................................      718,371
Investment Advisory Fee.....................................      705,280
Shareholder Services........................................      280,835
Custody.....................................................       30,601
Trustees' Fees and Related Expenses.........................       14,888
Legal.......................................................        8,051
Other.......................................................      144,817
                                                              -----------
    Total Expenses..........................................    1,902,843
    Less Credits Earned on Cash Balances....................        2,031
                                                              -----------
    Net Expenses............................................    1,900,812
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,278,781
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   748,090
  Futures...................................................     (725,650)
                                                              -----------
Net Realized Gain...........................................       22,440
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    1,736,096
                                                              -----------
  End of the Period:
    Investments.............................................   (1,009,794)
    Futures.................................................     (422,225)
                                                              -----------
                                                               (1,432,019)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,168,115)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,145,675)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $  (866,894)
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2004     DECEMBER 31, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   2,278,781       $   3,581,954
Net Realized Gain......................................          22,440             884,926
Net Unrealized Depreciation During the Period..........      (3,168,115)         (1,243,864)
                                                          -------------       -------------
Change in Net Assets from Operations...................        (866,894)          3,223,016
                                                          -------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (2,349,318)         (6,300,466)
  Class B Shares.......................................      (1,217,247)         (4,047,193)
  Class C Shares.......................................        (822,571)         (2,583,120)
                                                          -------------       -------------
Total Distributions....................................      (4,389,136)        (12,930,779)
                                                          -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (5,256,030)         (9,707,763)
                                                          -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      67,879,575         364,882,484
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       3,238,132           9,166,258
Cost of Shares Repurchased.............................    (133,770,246)       (343,180,342)
                                                          -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (62,652,539)         30,868,400
                                                          -------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................     (67,908,569)         21,160,637
NET ASSETS:
Beginning of the Period................................     387,436,396         366,275,759
                                                          -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(3,473,579) and
  $(1,363,224), respectively)..........................   $ 319,527,827       $ 387,436,396
                                                          =============       =============

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS A SHARES                       JUNE 30,    ------------------------------------------------
                                       2004       2003      2002     2001 (b)     2000      1999
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $11.90     $12.17    $12.08     $11.91     $11.78    $12.16
                                      ------     ------    ------     ------     ------    ------
  Net Investment Income.............     .09(a)     .13(a)    .28(a)     .46(a)     .73(a)    .64(a)
  Net Realized and Unrealized
    Gain/Loss.......................    (.11)       -0-(f)    .35        .37        .10      (.38)
                                      ------     ------    ------     ------     ------    ------
Total from Investment Operations....    (.02)       .13       .63        .83        .83       .26
Less Distributions from Net
  Investment Income.................     .16        .40       .54        .66        .70       .64
                                      ------     ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $11.72     $11.90    $12.17     $12.08     $11.91    $11.78
                                      ======     ======    ======     ======     ======    ======

Total Return* (c)...................   -.16%**    1.04%     5.34%      7.16%      7.25%     2.22%
Net Assets at End of the Period (In
  millions).........................  $156.5     $181.6    $150.3     $ 65.6     $ 30.3    $ 37.0
Ratio of Expenses to Average Net
  Assets* (d).......................    .82%       .72%      .59%       .85%      1.13%     1.42%
Ratio of Net Investment Income to
  Average Net Assets*...............   1.55%      1.08%     2.31%      3.95%      6.26%     5.40%
Portfolio Turnover (e)..............     74%**     311%      154%       134%       243%      153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d).....................     N/A       .79%      .79%      1.05%      1.33%     1.47%
   Ratio of Net Investment Income to
     Average Net Assets.............     N/A      1.01%     2.11%      3.75%      6.06%     5.35%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

(f) Amount is less than $0.01.

N/A = Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,    ------------------------------------------------
                                       2004       2003      2002     2001 (b)     2000      1999
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $12.01     $12.27    $12.18     $11.98     $11.82    $12.20
                                      ------     ------    ------     ------     ------    ------
  Net Investment Income.............     .06(a)     .08(a)    .22(a)     .41(a)     .69(a)    .55(a)
  Net Realized and Unrealized
    Gain/Loss.......................    (.11)       -0-(f)    .36        .39        .08      (.38)
                                      ------     ------    ------     ------     ------    ------
Total from Investment Operations....    (.05)       .08       .58        .80        .77       .17
Less Distributions from Net
  Investment Income.................     .13        .34       .49        .60        .61       .55
                                      ------     ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $11.83     $12.01    $12.27     $12.18     $11.98    $11.82
                                      ======     ======    ======     ======     ======    ======

Total Return* (c)...................   -.40%**     .62%     4.81%      6.73%      6.79%     1.42%
Net Assets at End of the Period (In
  millions).........................  $ 99.5     $122.7    $138.7     $ 52.5     $ 10.5    $  9.9
Ratio of Expenses to Average Net
  Assets* (d).......................   1.32%      1.21%     1.08%      1.29%      1.57%     2.18%
Ratio of Net Investment Income to
  Average Net Assets*...............   1.05%       .63%     1.81%      3.38%      5.82%     4.64%
Portfolio Turnover (e)..............     74%**     311%      154%       134%       243%      153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d).....................     N/A      1.27%     1.28%      1.49%      1.77%     2.23%
   Ratio of Net Investment Income to
     Average Net Assets.............     N/A        57%     1.61%      3.18%      5.62%     4.59%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

(f) Amount is less than $0.01.

N/A = Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                       JUNE 30,    ------------------------------------------------
                                       2004       2003      2002     2001 (b)     2000      1999
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $11.95     $12.21    $12.13     $11.95     $11.81    $12.18
                                      ------     ------    ------     ------     ------    ------
  Net Investment Income.............     .06(a)     .08(a)    .21(a)     .37(a)     .66(a)    .55(a)
  Net Realized and Unrealized
    Gain/Loss.......................    (.11)       -0-(f)    .36        .42        .13      (.37)
                                      ------     ------    ------     ------     ------    ------
Total from Investment Operations....    (.05)       .08       .57        .79        .79       .18
Less Distributions from Net
  Investment Income.................     .13        .34       .49        .61        .65       .55
                                      ------     ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $11.77     $11.95    $12.21     $12.13     $11.95    $11.81
                                      ======     ======    ======     ======     ======    ======

Total Return* (c)...................   -.40%**     .63%     4.74%      7.02%      6.62%     1.54%
Net Assets at End of the Period (In
  millions).........................  $ 63.6     $ 83.1    $ 77.3     $ 26.5     $  2.9    $  4.6
Ratio of Expenses to Average Net
  Assets* (d).......................   1.32%      1.21%     1.08%      1.23%      1.57%     2.17%
Ratio of Net Investment Income to
  Average Net Assets*...............   1.05%       .61%     1.76%      3.13%      5.79%     4.65%
Portfolio Turnover (e)..............     74%**     311%      154%       134%       243%      153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d).....................     N/A      1.28%     1.28%      1.43%      1.77%     2.23%
   Ratio of Net Investment Income to
     Average Net Assets.............     N/A        54%     1.56%      2.93%      5.59%     4.60%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .79%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

(f) Amount is less than $0.01.

N/A = Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), formerly Van Kampen Limited Maturity Government Fund, is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities (including mortgage-related securities) issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund commenced investment operations on June 16, 1986. The distribution of the Fund's Class B and Class C Shares commenced on November 5, 1991 and May 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2004, the Fund had $12,920,307 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $10,225,072 which will expire between December 31, 2004 and December 31, 2011. Of this amount, $461,488 will expire on December 31, 2004.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $332,872,609
                                                              ============
Gross tax unrealized appreciation...........................  $    681,956
Gross tax unrealized depreciation...........................    (3,360,683)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (2,678,727)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................    $13,405,106
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $13,405,106
                                                                ===========

    As of December 31, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $285,810

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $2,031 as a result of credits earned on cash balances.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .400%
Next $500 million...........................................       .375%
Over $1 billion.............................................       .350%

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $8,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $14,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $230,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $88,743 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $170,035,595, $100,771,950 and $65,299,217 for Classes A, B and C, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    4,021,864   $  47,587,055
  Class B...................................................      826,850       9,844,748
  Class C...................................................      879,443      10,447,772
                                                              -----------   -------------
Total Sales.................................................    5,728,157   $  67,879,575
                                                              ===========   =============
Dividend Reinvestment:
  Class A...................................................      151,091   $   1,786,422
  Class B...................................................       75,916         905,491
  Class C...................................................       45,991         546,219
                                                              -----------   -------------
Total Dividend Reinvestment.................................      272,998   $   3,238,132
                                                              ===========   =============
Repurchases:
  Class A...................................................   (6,083,538)  $ (71,949,005)
  Class B...................................................   (2,713,654)    (32,398,186)
  Class C...................................................   (2,476,261)    (29,423,055)
                                                              -----------   -------------
Total Repurchases...........................................  (11,273,453)  $(133,770,246)
                                                              ===========   =============

    At December 31, 2003, capital aggregated $192,611,123, $122,419,897 and
$83,728,281 for Classes A, B and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   19,619,725   $ 236,655,781
  Class B...................................................    5,376,794      65,508,851
  Class C...................................................    5,176,333      62,717,852
                                                              -----------   -------------
Total Sales.................................................   30,172,852   $ 364,882,484
                                                              ===========   =============
Dividend Reinvestment:
  Class A...................................................      371,702   $   4,465,291
  Class B...................................................      242,963       2,945,728
  Class C...................................................      145,456       1,755,239
                                                              -----------   -------------
Total Dividend Reinvestment.................................      760,121   $   9,166,258
                                                              ===========   =============
Repurchases:
  Class A...................................................  (17,079,039)  $(205,362,705)
  Class B...................................................   (6,703,878)    (81,209,132)
  Class C...................................................   (4,697,961)    (56,608,505)
                                                              -----------   -------------
Total Repurchases...........................................  (28,480,878)  $(343,180,342)
                                                              ===========   =============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and the year ended December 31, 2003, 181,585 and 355,324 Class B Shares automatically converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and the year ended December 31, 2003, 23,415 and 26,623 Class C Shares automatically converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   2.00%               .75%
Second......................................................   1.50%               None
Third.......................................................   1.00%               None
Fourth......................................................    .50%               None
Fifth and Thereafter........................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $25,700 and CDSC on redeemed shares of approximately $171,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $285,801,567 and $420,557,020, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2004 were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2003............................        794
Futures Opened..............................................      1,433
Futures Closed..............................................     (1,749)
                                                                 ------
Outstanding at June 30, 2004................................        478
                                                                 ======

    The futures contracts outstanding as of June 30, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
  U.S. Treasury Notes 2-Year Futures September 2004 (Current
    Notional Value of $210,547 per contract)................      88         $   8,204

SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures September 2004
    (Current Notional Value of $109,328 per contract).......     187          (264,861)
  U.S. Treasury Notes 5-Year Futures September 2004 (Current
    Notional Value of $108,688 per contract)................     203          (165,568)
                                                                 ---         ---------
                                                                 478         $(422,225)
                                                                 ===         =========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,371,200 and $146,500 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2004 are payments retained by Van Kampen of approximately $357,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $75,000.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 30, 130, 230
                                                 LTMG SAR
                                                 8/04 RN04-01609P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
    ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004